Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
12. Stock-based Compensation
Legacy Kodiak 2018 Equity Incentive Plan
In 2018, the Company adopted its 2018 equity incentive plan (the “2018 Plan”). The Plan provides for the granting of stock-based awards, including stock options and restricted stock to eligible participants, including employees, directors, and service providers. Stock options granted under the 2018 Plan can be in the form of incentive stock options or nonqualified stock options.
2025 Equity Incentive Plan
On September 23, 2025, the Company’s stockholders approved and adopted the Kodiak 2025 Equity Incentive Plan (the “2025 EIP”). The 2025 EIP authorizes the issuance of up to 28,195,000 shares of Kodiak common stock, plus up to 56,100,142 additional shares of Kodiak common stock that may become available from awards granted under the 2018 Plan that are forfeited, cancelled, expired, withheld to cover taxes or exercise prices, or otherwise terminated. The 2025 Plan replaced the 2018 Plan, which expired as to future grants as of the Closing. As of September 30, 2025, no awards were granted under the 2025 EIP.
Beginning in 2026, the 2025 EIP also provides for an annual automatic increase in the share reserve equal to the least of (i) 56,390,000 shares of Kodiak common stock, (ii) 5% of the total number of outstanding shares of Kodiak common stock as of the last day of the preceding fiscal year, or (iii) a lesser number determined by the administrator. Awards that may be granted under the 2025 EIP include stock options, stock appreciation rights, restricted stock, restricted stock units, and performance awards to employees, directors and consultants of Kodiak and employees and consultants.
2025 Employee Stock Purchase Plan
On September 23, 2025, the Company’s stockholders approved and adopted the Kodiak 2025 Employee Stock Purchase Plan (the “ESPP”). The ESPP authorizes the issuance of shares of Kodiak common stock pursuant to purchase rights granted to eligible employees. Under the ESPP, 5,639,000 shares of Kodiak common stock are reserved for future issuance. The purchase price for each share during an offering period will be the lesser of 85% of the fair market value of the share on the purchase date or 85% of the fair market value of the share on the offering date. The offering dates and purchase dates for the ESPP are determined at the discretion of the Company’s board of directors. As of September 30, 2025, the Company had not commenced its ESPP.
The number of shares available for issuance under the ESPP will automatically increase on the first day of each fiscal year beginning with fiscal year 2026, by the least of (i) 11,280,000 shares of Kodiak common stock,

(ii) 1% of the total number of shares of all classes of Kodiak common stock outstanding on the last day of the immediately preceding fiscal year, or (iii) such lesser number of shares as may be determined by the plan administrator prior to the first day of the applicable fiscal year. Shares issued under the ESPP may be authorized but unissued shares or treasury shares.
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	49,157	$0.60
Granted	11,308	7.10
Exercised	(2,130)	0.57
Forfeited	(1,902)	1.40
Expired	(443)	0.61

Outstanding as of September 30, 2025	55,990	$1.88	7.4	$553,256

Exercisable as of September 30, 2025	32,050	$0.62	6.3	$357,707

The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s fair value of its common stock as of the balance sheet date.
As of September 30, 2025, total unrecognized compensation expense related to unvested options was $
69.2
million, which the Company expects to recognize over an estimated weighted average period of 2.6 years.
Stock-based Compensation
Total stock-based compensation recorded in the Company’s condensed consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Research and development	$2,228	$1,029	$5,148	$2,518
General and administrative	2,475	421	3,952	988
Truck and freight operations	152	59	329	145
Sales and marketing	390	209	707	338

Total stock-based compensation	$5,245	$1,718	$10,136	$3,989

13.	Stock-based Compensation
Equity Incentive Plan
In 2018, the Company adopted its 2018 equity incentive plan (the “2018 Plan”). The Plan provides for the granting of stock-based awards, including stock options and restricted stock to eligible participants, including employees, directors, and service providers. Stock options granted under the 2018 Plan can be in the form of incentive stock options or nonqualified stock options. The number of shares of common stock available for issuance under the 2018 Plan may be increased from time to time by the board of directors. As of December 31, 2024, 2,174,985 shares of the Company’s common stock were available for future grant under the 2018 Plan.
Under the 2018 Plan, stock options may be granted for a contractual term not exceeding 10 years and at an exercise price no less than 100% of the estimated fair value of the shares on the date of grant as determined by management and/or the board of directors. The general vesting term for stock options is four years, with a one-year
cliff vest and monthly thereafter. Additionally, a stock option granted to a 10% stockholder shall not have an exercise price that is less than 110% of the estimated fair value of the shares on the date of grant as determined by the board of directors, and the term of such option grant shall not exceed five years.
Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	64,357	$0.42
Granted	18,727	0.31
Exercised	(424)	0.41
Forfeited	(4,780)	0.42
Cancelled	(2,403)	0.45
Expired	(1,266)	0.39

Outstanding as of December 31, 2024	74,211	$0.39	7.6	$8,729

Exercisable as of December 31, 2024	39,510	$0.41	6.6	$4,146

The aggregate intrinsic value in the above table is calculated as the difference between the exercise price of the underlying stock options and the Company’s estimated fair value of its common stock as of each balance sheet date.
The weighted-average grant-date fair value per share of stock options granted during the years ended December 31, 2024 and 2023 was $0.42 and $0.27 per share, respectively. The total grant-date fair value of stock options that vested during the years ended December 31, 2024 and 2023 was $3.3 million and $1.9 million, respectively. As of December 31, 2024, total unrecognized compensation expense related to unvested options was $12.3 million, which the Company expects to recognize over an estimated weighted average period of 2.4 years.
Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2024	2023
Expected volatility	87.0% – 91.9%	59.4%
Expected term (in years)	5.1 – 6.1	6.0
Risk-free interest rate	3.6% – 4.3%	4.2%
Expected dividend yield	—	—
Stock-based Compensation
Total stock-based compensation recorded in the Company’s statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,482	$3,270
General and administrative	1,405	1,658
Sales and marketing	454	289
Truck and freight operations	209	182

Total stock-based compensation	$5,550	$5,399

Modification
In October 2023, the Company’s board of directors approved an extension to the post-termination exercise period from three months to three years for certain option holders. The modification resulted in total incremental expense of $0.6 million, of which $0.3 million was recognized immediately as it related to vested awards, with the balance recognized over the remaining service periods.